Consolidated Statements Of Members' Equity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Members Equity
Beginning Balance	$ (1,531,887)	$ 304,908
Capital contributions		740,468
Net loss	(4,151,367)	(2,577,263)
Ending Balance	$ (5,683,254)	$ (1,531,887)